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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (913) 295-3000
Security Management Company

November 6, 1996


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Re:  SECURITY EQUITY FUND
     File Nos.:  2-19458 and 811-1136


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Security Equity Fund Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 75 to the Registration Statement. This Post-Effective Amendment was filed electronically on October 30, 1996.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(913) 295-3321.

Very truly yours,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Equity Fund

Enclosures